Organization and Basis of Presentation - Schedule of Assets Liabilities Results of Variable Interest Entities (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Allowanace for doubtful debt on accounts receivable current	¥ 15,770	$ 2,417	¥ 22,894	$ 3,509	¥ 2,249	¥ 2,183
Variable Interest Entity, Primary Beneficiary [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Allowanace for doubtful debt on accounts receivable current	¥ 15,745	$ 2,413	¥ 22,894